Condensed Consolidated Interim Statements of Financial Position - CAD ($) $ in Thousands	Mar. 31, 2024	Jun. 30, 2023
Current assets
Cash	$ 15,716	$ 59,612
Receivables	527	468
Prepaid expenses	2,578	1,969
Current assets	18,821	62,049
Non-current assets
Reclamation deposit	85	83
Exploration and evaluation assets	143,210	99,952
Intangible asset	1,368	1,432
Right of use asset	833	1,233
Property, plant and equipment	3,180	2,765
Advances and deposits	203	2,669
Investment in Aqualung Carbon Capture SA	3,386	3,314
Non-current assets	152,265	111,448
TOTAL ASSETS	171,086	173,497
Current liabilities
Accounts payable and accrued liabilities	10,811	12,737
Lease liability - short-term	340	512
Current liabilities	11,151	13,249
Non-current liabilities
Lease liability - long-term	513	739
Decommissioning provision	135	133
Non-current liabilities	648	872
TOTAL LIABILITIES	11,799	14,121
EQUITY
Share capital	290,444	272,419
Reserves	45,733	35,888
Deficit	(178,996)	(148,707)
Accumulated other comprehensive income (loss)	2,106	(224)
TOTAL EQUITY	159,287	159,376
TOTAL LIABILITIES AND EQUITY	$ 171,086	$ 173,497